Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Earn-out liability	$ 3,510,000	$ 3,510,000
SPA
Related Party Transaction [Line Items]
Earn-out consideration		3,510,000
Earn-out liability	$ 3,510,000
Common shares issuance lock-up period	12 months
Common stock shares issued on settlement of Earn-out consideration	326,276
SPA | CEO
Related Party Transaction [Line Items]
Common stock shares issued on settlement of Earn-out consideration	294,750
SPA | CFO
Related Party Transaction [Line Items]
Common stock shares issued on settlement of Earn-out consideration	921